Lease Obligations (Schedule of Future Minimum Operating Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 44.5
2015	36.7
2016	30.8
2017	25.7
2018	18.4
2019 and thereafter	44.3
Total	200.4
Operating Leases, Rent Expense, Net [Abstract]
Rent expense under operating leases	$ 36.9	$ 33.2	$ 22.8